Put option liability - Narratives (Details) - CAD ($) $ in Thousands						12 Months Ended
	May 29, 2023	May 24, 2023	Nov. 29, 2021	Oct. 19, 2021	May 10, 2021	Oct. 31, 2023	Oct. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Valuation of put option pre-determined multiple of sales				2.2
Gain on revaluation of put option liability						$ 1,932	$ 10,497
Shares issued through equity financing						2,442	6,768
Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities						3,675	6,336
Enigmaa Ltd. (Blessed CBD)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition				80.00%
Remaining percentage of the outstanding shares acquired				20.00%
Derivative financial liabilities				$ 4,323
Enigmaa Ltd. (Blessed CBD) | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities						1,490	2,899
Gain on revaluation of put option liability						1,409	1,415
Nuleaf Naturals, LLC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition			80.00%
Remaining percentage of the outstanding shares acquired	20.00%		20.00%
Derivative financial liabilities			$ 8,326
Nuleaf Naturals, LLC | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities						2,185	2,674
Gain on revaluation of put option liability						489	5,652
Fab Nutrition, LLC (FABCBD)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition					80.00%
Remaining percentage of the outstanding shares acquired		20.00%			20.00%
Derivative financial liabilities					$ 3,722
Gain on revaluation of put option liability						$ 34	1,874
Shares issued		423,587
Shares issued through equity financing		$ 729
Fab Nutrition, LLC (FABCBD) | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities							$ 763